Income Tax - Income tax provision (Details) - USD ($)	3 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Federal
Current						$ 244,544
Deferred					$ (86,930)	(160,261)
State and Local
Valuation allowance					$ 86,930	232,428
Income tax provision	$ 97,259	$ 12,153	$ 355,924	$ 12,153		$ 316,711